Note 14 - Stock Warrants and Warrant Liability (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended							1 Months Ended	9 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		10 Months Ended		10 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 19, 2013	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2014	Feb. 25, 2014	Dec. 29, 2013	Aug. 30, 2013	Dec. 31, 2011	Mar. 31, 2009 Series E Warrants [Member]	Sep. 30, 2013 Series E Warrants [Member]	Dec. 31, 2013 Series E Warrants [Member]	Feb. 17, 2011 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Mar. 31, 2012 Series K Warrants [Member]	Sep. 30, 2014 Convertible Notes Maturing On December 192015 [Member]	Sep. 30, 2014 Convertible Notes Maturing On February 252016 [Member]	Sep. 30, 2014 Convertible Notes Maturing On March 192016 [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 30, 2014 Maximum [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Warrants Issued During Period, Warrants (in Shares)	6,250,000		12,500,000		6,250,000							334,822			1,700,002
Warrants Issued, Weighted Average Exercise Price (in Dollars per share)			$ 0.02		$ 0.02							$ 5.36			$ 2.40
Fair Value Assumptions, Risk Free Interest Rate					0.70%							2.69%			1.40%	0.50%
Fair Value Assumptions, Expected Term		4 years 36 days			4 years 36 days							5 years			4 years 36 days	3 years
Fair Value Assumptions, Expected Volatility Rate					149.10%							112.00%			103.20%	109.30%
Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%						0.00%			0.00%	0.00%
Warrants Issued During Period, Value												$ 1,000,000			$ 2,600,000
Derivative Liability			165,901		243,889							1,000,000		0	2,600,000
Derivative, Gain (Loss) on Derivative, Net				9	9	(416,526)							9
Period from which Warrants Become Exercisable															6 months
Term of Warrants	5 years														5 years				5 years		5 years	4 years 6 months	4 years	5 years
Warrants Exercised During Period, Warrants (in Shares)						472,222												472,222
Warrants Exercised, Weighted Average Exercise Price (in Dollars per share)						$ 0.60												$ 0.60
Proceeds from Warrant Exercises						283,333												283,000
Change in Estimated Value Assigned to Warrants Classified as Increase to Equity and Decrease to Warrant Liability																		253,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.02		$ 0.23		$ 0.49	$ 1.36		$ 0.02	$ 0.02		$ 3.57					$ 0.40	$ 0.40		$ 0.02		$ 0.02
Warrants and Rights Outstanding			200,795		53,623											481,000	481,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net																	425,000
Convertible Notes Payable	$ 250,000		$ 715,198		$ 442,084					$ 200,000									$ 250,000	$ 200,000	$ 300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							1,000,000												6,250,000	5,000,000	7,500,000